Summary of Significant Accounting Policies (Details) - Schedule of class A common stocks reflected in the condensed balance sheets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Schedule of class A common stocks reflected in the balance sheets [Abstract]
Gross proceeds	$ 253,000,000	$ 253,000,000
Less:
Proceeds allocated to Public Warrants	7,590,000	(7,590,000)
Class A common stock issuance costs	(13,934,844)	(13,934,844)
Plus:
Accretion of carrying value to redemption value	2,310,479	21,524,844
Redemption of Class A common stock	(250,522,502)
Class A common stock subject to possible redemption	$ 4,787,977	$ 253,000,000	$ 4,814,661